Glencore Financing	12 Months Ended
Dec. 31, 2019
Disclosure of Glencore Financing [Abstract]
Glencore Financing
7.	Glencore Financing

Since October 2008, the Company and Glencore have entered into a series of financing agreements comprising:

•
Equity – $25.0 million placement of common shares in 2009; $30.0 million placement of common shares in 2010; $20.0 million placement of common shares in 2011; $20.960 million purchase of common shares in 2013; $10.583 million purchase of common shares in the 2016 Private Placement; and a $243.435 million purchase of common shares in the 2019 Rights Offering (see Note 10);

•
Convertible debt (“Glencore Convertible Debt”) – $25.0 million initial principal secured convertible debentures drawn in 2008 and 2009 and up to $30 million initial principal unsecured convertible debentures drawn and to be drawn in 2020 (see Note 16).  The convertible debt balance was fully repaid with proceeds from the 2019 Rights Offering;

•
Non-convertible debt (“Glencore Non-Convertible Debt”) – $30.0 million initial principal secured debentures drawn in 2015; $11.0 million initial principal secured debenture drawn in 2016; $14.0 million initial principal secured debentures drawn in 2016; $20.0 million initial principal secured debentures drawn in 2017 and 2018; and $80.0 million initial principal secured debenture drawn in 2018 with the final tranche in the amount of $15.0 million cancelled by the Company.  The non-convertible balance was fully repaid with proceeds from the 2019 Rights Offering; and

•	Promissory note – agreement comprising $15.0 million initial principal note drawn in August 2019.

2018 Agreement

On March 23, 2018, the Company amended its financing arrangement with Glencore.  The maturity date of the Convertible Debt and the Non-Convertible Debt was extended to the earlier of (i) March 31, 2019 or (ii) the availability of at least $100 million of debt or equity financing or (iii) when the Company elects to repay the debt early and demonstrates that such repayment is prudent.   The interest rate was reduced from twelve month US dollar LIBOR plus 15.0% to twelve month US dollar LIBOR plus 10.0% effective April 1, 2018.  The convertibility of the Convertible Debt was extended to March 31, 2019 and 6,458,001 purchase warrants were reissued with an expiration date of March 31, 2019 and an exercise price of $0.8231 per share, both of which were approved by the NYSE American and TSX.  All other terms of the financing arrangement remained unchanged.  In addition, the Company agreed to issue to Glencore secured debentures with a total principal amount of up to $80 million at the Company’s option.  The debentures bear interest at twelve month US dollar LIBOR plus 10.0% and if issued, are due on the earlier of (i) March 31, 2019 or (ii) the availability of at least $100 million of debt or equity financing or (iii) when the Company elects to repay the debt early and demonstrates that such repayment is prudent, on which date all principal and interest accrued to such date will be due and payable.  The Tranche P Debenture in the amount of $20.0 million was issued on May 7, 2018.  The Tranche Q Debenture in the amount of $15.0 million and Tranche T Debenture in the amount of $10 million were issued on October 25, 2018.  The Tranche S Debenture in the amount of $20.0 million was issued on December 18, 2018.  Under the extension agreement and repayment plan agreed to subsequent to December 31, 2018, the commitment to issue Tranche R in the amount of $15.0 million was cancelled.

The March 2018 transaction was accounted for as a modification of the existing debentures with a $4.109 million modification loss consisting of the following:

•	$3.142 million to increase the convertible debt carrying value to the revised cash flows discounted using the original effective interest rate of 6.7%;

•	$1.452 million to reduce the non-convertible debt carrying value to the revised cash flows discounted using the original effective interest rate of 14.9%;

•	$2.331 million to recognize fair value of the purchase warrants issued; and

•	$0.088 million to recognize transaction costs which were allocated on a pro rata basis to the Glencore Non-Convertible Debt and Glencore Convertible Debt.

2019 Agreements

On March 22, 2019, the Company entered into an extension agreement with Glencore with respect to the secured convertible and non-convertible debt set to mature on March 31, 2019.  Glencore agreed to extend the maturity date of the debt to June 30, 2019 to provide the Company time to complete a rights offering, fully backstopped by Glencore, to raise sufficient funds to repay all outstanding debt.  In connection with the extension agreement, the Company issued 6,458,001 purchase warrants to Glencore with an expiration date of March 31, 2024 and an exercise price of $0.7368 which was approved by the NYSE American and TSX.  In addition, the Company agreed to extend the expiration date of the convertible debt exchange warrant to the earlier of March 31, 2020 or the date on which the convertible debt is fully repaid, which occurred on June 28, 2019 (see Notes 8 and 9).

The March 2019 transaction was accounted for as a modification of the existing debentures with a $2.014 million modification loss consisting of the following:

•	$0.810 million to increase the convertible debt carrying value to the revised cash flows discounted using the original effective interest rate of 7.3%;

•	$0.360 million to reduce the non-convertible debt carrying value to the revised cash flows discounted using the original effective interest rate of 14.3%; and

•	$1.564 million to equity reserves to recognize the fair value of the purchase warrants issued.

On June 28, 2019, Glencore purchased 430,521,941 common shares under its standby commitment under the Rights Offering in addition to the 196,726,042 common shares purchased under its rights (see Note 10).  Proceeds of the Rights Offering were used to repay the convertible debt (see Note 8) and non-convertible debt (see Note 9) resulting in a gain on convertible debt repayment of $0.018 million and loss on non-convertible debt repayment of $0.008 million.

On August 7, 2019, the Company issued to Glencore a promissory note in the amount of $15.0 million with proceeds to be used for general corporate purposes.  The promissory note bears interest at three month U.S. dollar LIBOR plus 6.0% and is payable on the earlier of (i) December 31, 2021 or (ii) the availability of at least $100 million of debt or equity financing, on which date all principal and interest accrued to such date will be due and payable.  Since inception, $0.501 million of interest was capitalized to the principal amount of the promissory note.  Borrowing costs of $0.341 million were eligible for capitalization and these costs were capitalized during 2019.